Financial Risk Management - Additional Information (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019	May 31, 2020
Disclosure of Financial Risk Management [Line Items]
Change in interest rate effect on profit loss	5.00%
Disclosure - Financial Risk Management - Additional Information (Details) [Line Items]
Percentage of forecast net sales	20.00%
Increase non-current borrowing	$ 5.0
Decrease in profit	5.0
Decrease non-current borrowings	2.7
Increase in profit	$ 2.7
Percentage of decrease in net sales	20.00%
Lonza Bioscience Singapore Pte. Ltd | Manufacturing Service Agreement
Disclosure of Financial Risk Management [Line Items]
Non-cancellable term of lease and non-lease components	4 years 6 months
Minimum financial commitment amount	$ 41.0
Minimum financial commitment of the lease component	4.2
Minimum financial commitment of the non-lease component	36.8
Conditional reduction in minimum financial commitment	27.3
Conditional reduction in minimum financial commitment of the lease component	2.7
Conditional reduction in minimum financial commitment of the non-lease component	$ 24.6
Lonza Bioscience Singapore Pte. Ltd | Manufacturing Service Agreement | Subsequent Event
Disclosure of Financial Risk Management [Line Items]
Additional purchase commitment			$ 9.0
Conditional reduction in additional purchase commitment			$ 4.7
Interest Rate Risk
Disclosure of Financial Risk Management [Line Items]
Effect on profit from change in interest rates	10.00%	10.00%
Liquidity Risk
Disclosure of Financial Risk Management [Line Items]
Non-interest bearing financial liabilities maturing period	6 months	6 months